Right of use asset and lease liability - Narrative (Details)					1 Months Ended
	Mar. 01, 2023	Apr. 01, 2022	Nov. 21, 2021	Nov. 01, 2021	May 31, 2023
Leased Office At Vancouver
Rights of use asset and lease liability
Lease term	4 years		3 years	3 years
Incremental borrowing rate	6.70%			6.00%
Leased Office At El Dorado, Arkansas, USA
Rights of use asset and lease liability
Lease term		2 years
Incremental borrowing rate		6.00%
Leased office trailer and core storage at El Dorado
Rights of use asset and lease liability
Lease term					2 years
Incremental borrowing rate					6.70%